SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Dilutive instruments	761,738	583,162
Warrant [Member]
Dilutive instruments	242,633	270,053
Stock Option [Member]
Dilutive instruments	519,105	313,109